UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2012 (Unaudited)

DWS Global Small Cap Growth Fund

	Shares	Value ($)

Common Stocks 98.5%
Australia 0.5%
Austal Ltd. (Cost $1,933,821)	1,012,356	2,182,057
Austria 1.0%
Andritz AG (Cost $3,905,167)	44,459	4,128,220
Bermuda 1.1%
Energy XXI (Bermuda) Ltd.*	62,610	2,055,486
Lazard Ltd. "A"	85,143	2,445,307

(Cost $4,059,401)		4,500,793
Brazil 1.0%
Fleury SA (Cost $3,964,083)	332,764	4,351,910
Canada 1.3%
Americas Petrogas, Inc.*	502,289	1,828,418
SunOpta, Inc.*	734,566	3,584,682

(Cost $8,062,035)		5,413,100
Channel Islands 1.0%
Randgold Resources Ltd. (ADR) (Cost $2,266,558)	36,560	4,182,830
China 1.9%
Charm Communications, Inc. (ADR)*	342,536	2,962,936
Minth Group Ltd.	4,524,138	4,885,796

(Cost $5,957,694)		7,848,732
Cyprus 0.6%
ProSafe SE (Cost $2,277,010)	333,110	2,585,965
France 1.6%
Flamel Technologies SA (ADR)*	525,579	3,274,357
JC Decaux SA*	134,785	3,422,203

(Cost $10,673,846)		6,696,560
Germany 5.7%
Fresenius Medical Care AG & Co. KGaA	167,448	11,956,131
M.A.X. Automation AG	626,729	3,295,744
Rational AG	18,204	4,081,630
United Internet AG (Registered)	230,743	4,312,506

(Cost $6,697,877)		23,646,011
Gibraltar 0.4%
Bwin.Party Digital Entertainment PLC (Cost $2,655,701)	642,890	1,628,187
Hong Kong 3.2%
EVA Precision Industrial Holdings Ltd.	17,672,897	3,171,357
K Wah International Holdings Ltd.	12,549,223	3,546,904
REXLot Holdings Ltd.	66,377,490	4,453,864
SOCAM Development Ltd.	2,050,499	2,051,346

(Cost $15,016,023)		13,223,471
Ireland 3.5%
C&C Group PLC	799,256	3,289,467
Paddy Power PLC	111,163	6,173,090
Ryanair Holdings PLC*	892,410	4,891,484

(Cost $4,976,352)		14,354,041
Israel 0.5%
EZchip Semiconductor Ltd.* (a) (Cost $1,990,730)	59,867	1,956,454
Italy 0.5%
Prysmian SpA (Cost $2,491,815)	138,532	2,083,099
Japan 7.6%
Hajime Construction Co., Ltd.	130,080	2,770,325
Internet Initiative Japan, Inc.	628	2,148,779
JFE Shoji Holdings, Inc.	678,124	3,056,590
Kato Sangyo Co., Ltd.	121,735	2,464,299
MISUMI Group, Inc.	160,156	3,743,252
Nippon Seiki Co., Ltd.	326,060	3,863,702
OSG Corp.	145,795	2,190,520
Sumikin Bussan Corp.	1,332,266	3,754,285
Universal Entertainment Corp.	286,011	7,643,228

(Cost $27,718,330)		31,634,980
Korea 1.0%
DGB Financial Group, Inc.* (Cost $4,441,776)	298,887	3,970,001
Luxembourg 0.8%
L'Occitane International SA (Cost $3,092,613)	1,429,773	3,154,394
Malaysia 0.7%
Hartalega Holdings Bhd. (Cost $2,235,280)	1,269,504	3,015,672
Netherlands 4.6%
Brunel International NV	76,623	2,710,608
Chicago Bridge & Iron Co. NV (b)	151,432	6,447,974
Koninklijke Vopak NV	93,155	5,065,998
SBM Offshore NV	281,622	4,783,057

(Cost $9,272,849)		19,007,637
Singapore 2.0%
Amtek Engineering Ltd.	4,643,390	2,466,890
UOB-Kay Hian Holdings Ltd.	1,832,487	2,330,945
Yongnam Holdings Ltd.	17,540,755	3,555,983

(Cost $10,599,341)		8,353,818
Switzerland 1.4%
Dufry AG (Registered)*	11,946	1,356,173
Partners Group Holding AG	26,165	4,578,777

(Cost $2,949,961)		5,934,950
Taiwan 0.8%
E Ink Holdings, Inc. (Cost $4,640,292)	2,336,394	3,330,434
United Arab Emirates 0.8%
Lamprell PLC (Cost $2,173,128)	696,932	3,292,354
United Kingdom 10.3%
Aegis Group PLC	834,400	2,080,046
ARM Holdings PLC	459,613	4,420,213
Ashmore Group PLC	988,686	5,801,016
Babcock International Group PLC	534,070	6,151,497
Burberry Group PLC	154,698	3,281,680
Domino's Pizza UK & IRL PLC	559,590	4,038,807
Hargreaves Lansdown PLC	210,626	1,373,660
ICAP PLC	300,321	1,592,433
IG Group Holdings PLC	471,756	3,527,846
John Wood Group PLC	332,046	3,446,482
Rotork PLC	138,707	4,159,266
Serco Group PLC	356,314	2,859,043

(Cost $27,277,635)		42,731,989
United States 44.7%
Advance Auto Parts, Inc.	57,057	4,372,848
Aecom Technology Corp.*	152,400	3,488,436
Aeropostale, Inc.*	168,936	2,765,482
Affiliated Managers Group, Inc.*	31,426	3,158,627
Altra Holdings, Inc.*	155,322	2,980,629
Approach Resources, Inc.*	80,574	2,830,565
Atmel Corp.*	204,028	1,981,112
BE Aerospace, Inc.*	135,227	5,706,579
BorgWarner, Inc.*	49,219	3,673,214
Cardtronics, Inc.*	224,888	5,745,888
Centene Corp.*	168,218	7,603,454
Cognex Corp.	99,471	4,133,020
CONMED Corp.*	93,149	2,738,581
Deckers Outdoor Corp.*	68,816	5,563,774
Diamond Foods, Inc.	105,563	3,836,159
Dresser-Rand Group, Inc.*	86,813	4,447,430
FSI International, Inc.*	612,149	2,601,633
Green Mountain Coffee Roasters, Inc.*	29,223	1,558,755
Guess?, Inc.	97,400	2,922,000
Harris Corp.	74,144	3,039,904
Haynes International, Inc.	35,512	2,157,709
Incyte Corp.*	115,796	2,049,589
Jarden Corp.	103,156	3,475,326
Jefferies Group, Inc.	182,400	2,774,304
Joy Global, Inc.	28,337	2,569,883
Life Technologies Corp.*	61,883	2,996,994
Manitowoc Co., Inc.	76,818	1,032,434
Metropolitan Health Networks, Inc.*	143,704	1,152,506
MICROS Systems, Inc.*	28,141	1,398,889
Molina Healthcare, Inc.*	36,293	1,110,929
NIC, Inc.	214,717	2,686,110
NxStage Medical, Inc.*	206,192	3,699,084
Oil States International, Inc.*	50,955	4,060,604
Pacira Pharmaceuticals, Inc.*	490,053	5,297,473
Par Pharmaceutical Companies, Inc.*	61,828	2,232,609
Polycom, Inc.*	81,442	1,624,768
Prosperity Bancshares, Inc.	91,629	3,803,520
Questcor Pharmaceuticals, Inc.*	145,754	5,164,064
Rosetta Resources, Inc.*	44,651	2,142,801
Rovi Corp.*	72,770	2,335,189
Schweitzer-Mauduit International, Inc.	75,136	5,224,206
Shutterfly, Inc.*	81,152	1,924,925
Sirona Dental Systems, Inc.*	24,689	1,193,713
Stericycle, Inc.*	38,617	3,244,600
SXC Health Solutions Corp.*	89,879	5,667,770
Sycamore Networks, Inc.*	118,818	2,307,446
Tenneco, Inc.*	71,245	2,286,965
Thoratec Corp.*	178,437	5,246,048
TiVo, Inc.*	232,128	2,409,489
TreeHouse Foods, Inc.*	62,877	3,555,066
Universal American Corp.	141,750	1,557,833
Urban Outfitters, Inc.*	131,397	3,482,020
VeriFone Systems, Inc.*	63,823	2,725,242
VIVUS, Inc.*	272,902	3,255,721
WABCO Holdings, Inc.*	76,635	3,973,525
Waddell & Reed Financial, Inc. "A"	85,143	2,337,175
WellCare Health Plans, Inc.*	57,445	3,432,913
Zeltiq Aesthetics, Inc.*	141,308	1,695,696
Zions Bancorp.	65,016	1,094,869

(Cost $135,981,834)		185,528,097

Total Common Stocks (Cost $307,311,152)		408,735,756
Warrants 0.0%
Hong Kong
Kingboard Chemical Holdings Ltd., Expiration Date 10/31/2012* (Cost $0)	119,997	5,725
Cash Equivalents 1.8%
Central Cash Management Fund, 0.07% (c) (Cost $7,511,142)	7,511,142	7,511,142

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $314,822,294) †	100.3	416,252,623
Other Assets and Liabilities, Net	(0.3)	(1,188,457)

Net Assets	100.0	415,064,166

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $315,163,451.  At January 31, 2012, net unrealized appreciation for all securities based on tax cost was $101,089,172.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $126,490,352 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $25,401,180.

(a)	Listed on the NASDAQ Stock Market, Inc.
(b)	Listed on the New York Stock Exchange.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt
At January 31, 2012 the DWS Global Small Cap Growth Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Warrants
Industrials	95,042,929	23.3%
Consumer Discretionary	82,180,985	20.1%
Health Care	78,693,047	19.2%
Information Technology	49,162,801	12.0%
Financials	42,335,384	10.4%
Energy	31,473,162	7.7%
Consumer Staples	18,288,428	4.5%
Materials	11,564,745	2.8%
Total	408,741,481	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks & Warrants
Australia	$—	$2,182,057	$—	$2,182,057
Austria	—	4,128,220	—	4,128,220
Bermuda	4,500,793	—	—	4,500,793
Brazil	4,351,910	—	—	4,351,910
Canada	5,413,100	—	—	5,413,100
Channel Islands	4,182,830	—	—	4,182,830
China	2,962,936	4,885,796	—	7,848,732
Cyprus	—	2,585,965	—	2,585,965
France	3,274,357	3,422,203	—	6,696,560
Germany	—	23,646,011	—	23,646,011
Gibraltar	—	1,628,187	—	1,628,187
Hong Kong	—	13,229,196	—	13,229,196
Ireland	—	14,354,041	—	14,354,041
Israel	1,956,454	—	—	1,956,454
Italy	—	2,083,099	—	2,083,099
Japan	—	31,634,980	—	31,634,980
Korea	—	3,970,001	—	3,970,001
Luxembourg	—	3,154,394	—	3,154,394
Malaysia	—	3,015,672	—	3,015,672
Netherlands	6,447,974	12,559,663	—	19,007,637
Singapore	—	8,353,818	—	8,353,818
Switzerland	—	5,934,950	—	5,934,950
Taiwan	—	3,330,434	—	3,330,434
United Arab Emirates	—	3,292,354	—	3,292,354
United Kingdom	—	42,731,989	—	42,731,989
United States	185,528,097	—	—	185,528,097
Short-Term Investments	7,511,142	—	—	7,511,142
Total	$226,129,593	$190,123,030	$—	$416,252,623

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2012.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Small Cap Growth Fund, a series of DWS Global/International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 21, 2012